Lease Liabilities - Schedule of Expenses Relating to Leases of Low-Value Assets and Short-Term Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Rental expenses on:
Equipment	$ 2	$ 2	$ 1
Premises	58	200	179
Total Rental expenses	$ 60	$ 202	$ 180